Notes Payable – Related Party (Tables)	3 Months Ended
Mar. 31, 2023
Notes Payable – Related Party [Abstract]
Schedule of finance expense
Amount
($)
Balance, December 31, 2021	2,786,183
Foreign currency adjustment	(177,690)
Repayments	(64,550)
Finance expense	60,770
Balance, December 31, 2022	2,604,713
Foreign currency adjustment	(125)
Repayments	(36,795)
Balance, March 31, 2023	2,567,793
Current	2,567,793
Non-current	0